Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s assets measured at fair value on a recurring basis, and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	SEPTEMBER 30, 2020
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	NOT SUBJECT TO LEVELING(1)
Assets:
Cash equivalents:
Money market funds	$16,334	$—	$—	$—	$16,334

	$16,334	$—	$—	$—	$16,334

	DECEMBER 31, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	NOT SUBJECT TO LEVELING(1)
Assets:
Cash equivalents:
Money market funds	$2,789	$—	$—	$—	$2,789
Investments:
US Treasury bonds	73,065	—	73,065	—	—

	$75,854	$—	$73,065	$—	$2,789

(1)	Certain cash equivalents that are valued using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

The following tables present information about the Company’s assets measured at fair value on a recurring basis, and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	DECEMBER 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	NOT SUBJECT TO LEVELING(1)
Assets:
Cash equivalents:
Money market funds	$17,508	$—	$—	$—	$17,508
Investments:
US Treasury bonds	70,771	—	70,771	—	—

	$88,279	$—	$70,771	$—	$17,508

	DECEMBER 31, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	NOT SUBJECT TO LEVELING(1)
Assets:
Cash equivalents:
Money market funds	$2,789	$—	$—	$—	$2,789
Investments:
US Treasury bonds	73,065	—	73,065	—	—

	$75,854	$—	$73,065	$—	$2,789

(1)	Certain cash equivalents that are valued using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.